INCOME TAX EXPENSE - Current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax expense
Current period	$ 149.0	$ 132.4
Settlement or adjustment for prior periods	0.3	(0.1)
Deferred tax expense
Origination and reversal of temporary differences	113.7	(77.5)
Change in unrecognized deferred tax assets from impairment and asset derecognition charges	8.8	32.9
Change in unrecognized deferred tax assets	21.4	(11.6)
Total tax expense	$ 293.2	$ 76.1